UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:       March 31, 2000


Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    Milton Arbitrage Partners, LLC
Address: 165 Mason Street
         Greenwich, Connecticut  06830


Form 13F File Number: 28-07416

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    James E. Buck II
Title:   Managing Member
Phone:   (203)661-7022

Signature, Place, and Date of Signing:
/s/ James E. Buck II                     Greewich, Connecticut    May 12, 2000
-------------------------------------    ---------------------    ------------
             [Signature]                      [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   0
                                                 -----

Form 13F Information Table Entry Total:             21
                                                 -----

Form 13F Information Table Value Total:       $136,536
                                              --------
                                            (thousands)



INFORMATION HAS BEEN OMITTED FROM THIS PUBLIC FORM 13F REPORT AND FILED SEPARATELY WITH THE COMMISSION IN A REQUEST FOR CONFIDENTIAL TREATMENT.


List of Other Included Managers:

None


                        Form 13F INFORMATION TABLE - Milton Arbitrage Partners LLC (quarter ending 3/31/2000)
------------------------------------------------------------------------------------------------------------------------------------
    COLUMN 1             COLUMN 2      COLUMN 3    COLUMN 4         COLUMN 5      COLUMN 6   COLUMN 7             COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                   INVEST-
                                                                                    MENT
                                                    VALUE     SHRS OR   SH/  PUT/  DISCRE-    OTHER          VOTING AUTHORITY
 NAME OF ISSUER       TITLE OF CLASS    CUSIP      (X$1000)   PRN AMT   PRN  CALL   TION     MANAGERS    SOLE      SHARED      NONE
------------------------------------------------------------------------------------------------------------------------------------
ASCENT ENTMT GROUP
INC                   COMMON STOCK     043628106     6200      406549   SH           SOLE                406549      0          0
------------------------------------------------------------------------------------------------------------------------------------
BOISE CASCADE OFFICE
PRODS                 COMMON STOCK     097403109     8693      530900   SH           SOLE                530900      0          0
------------------------------------------------------------------------------------------------------------------------------------
BP AMOCO P L C        SPONSORED ADR    055622104     6008      113200   SH           SOLE                113200      0          0
------------------------------------------------------------------------------------------------------------------------------------
C-CUBE MICROSYSTEMS
INC                   COMMON STOCK     125015107     9968      136900   SH           SOLE                136900      0          0
------------------------------------------------------------------------------------------------------------------------------------
CBS CORP              COMMON STOCK     12490K107     3664      64700    SH           SOLE                64700       0          0
------------------------------------------------------------------------------------------------------------------------------------
CONNING CORP          COMMON STOCK     208215103     2589      208200   SH           SOLE                208200      0          0
------------------------------------------------------------------------------------------------------------------------------------
DII GROUP INC         COMMON STOCK     232949107    20962      185400   SH           SOLE                185400      0          0
------------------------------------------------------------------------------------------------------------------------------------
GRAND PREMIER FINL
INC                   COMMON STOCK     386174106     2318      168600   SH           SOLE                168600      0          0
------------------------------------------------------------------------------------------------------------------------------------
LENNAR CORP COM       COMMON STOCK     526057104      449       20700   SH           SOLE                20700       0          0
------------------------------------------------------------------------------------------------------------------------------------
LIFELINE SYS INC      COMMON STOCK     532192101      191       20949   SH           SOLE                20949       0          0
------------------------------------------------------------------------------------------------------------------------------------
ORTEL CORP            COMMON STOCK     68749W102     4505       24000   SH           SOLE                24000       0          0
------------------------------------------------------------------------------------------------------------------------------------
REYNOLDS METALS CO    COMMON STOCK     761763101     8052      120400   SH           SOLE                120400      0          0
------------------------------------------------------------------------------------------------------------------------------------
SHOREWOOD PACKAGING
CORP                  COMMON STOCK     825229107      752       35810   SH           SOLE                35810       0          0
------------------------------------------------------------------------------------------------------------------------------------
STERLING SOFTWARE
INC                   COMMON STOCK     859547101     1975       60000   SH           SOLE                60000       0          0
------------------------------------------------------------------------------------------------------------------------------------
STUDENT LN CORP       COMMON STOCK     863902102     2100       51300   SH           SOLE                51300       0          0
------------------------------------------------------------------------------------------------------------------------------------
TRAVELERS PPTY CAS    CL A COMMON
CORP                  STOCK            893939108    29906      725000   SH           SOLE                725000      0          0
------------------------------------------------------------------------------------------------------------------------------------
U S CAN CORP          COMMON STOCK     90328W105     3888      200000   SH           SOLE                200000      0          0
------------------------------------------------------------------------------------------------------------------------------------
U S HOME CORP NEW     COMMON STOCK     911920106    11854      309600   SH           SOLE                309600      0          0
------------------------------------------------------------------------------------------------------------------------------------
U S FOODSERVICE       COMMON STOCK     90331R101     9319      361900   SH           SOLE                361900      0          0
------------------------------------------------------------------------------------------------------------------------------------
VIACOM INC            CL B COM
                      COMMON STOCK     925524308      283        5350   SH           SOLE                5350        0          0
------------------------------------------------------------------------------------------------------------------------------------
WESTELL TECHNOLOGIES  CL A COMMON
INC                   STOCK            957541105     2860       89727   SH           SOLE                89727       0          0
------------------------------------------------------------------------------------------------------------------------------------